ADVISORSHARES FOCUSED EQUITY ETF

Schedule of Investments

September 30, 2021 (Unaudited)

Investments	Shares	Value
COMMON STOCKS – 98.9%

Aerospace/Defense – 3.7%
HEICO Corp.	8,056	$1,062,345

Auto Parts & Equipment – 3.3%
Miller Industries, Inc.	28,050	954,822

Building Materials – 4.5%
Trex Co., Inc.*	12,658	1,290,230

Chemicals – 7.8%
Sherwin-Williams Co. (The)	4,391	1,228,294
Stepan Co.	9,004	1,016,912
Total Chemicals		2,245,206

Commercial Services – 4.6%
Moody’s Corp.	3,684	1,308,225

Computers – 3.1%
Check Point Software Technologies Ltd. (Israel)*	7,932	896,633

Diversified Financial Services – 3.7%
Intercontinental Exchange, Inc.	9,338	1,072,189

Food – 4.1%
Hershey Co. (The)	7,040	1,191,520

Healthcare - Products – 17.7%
Abbott Laboratories	9,764	1,153,421
Danaher Corp.	4,816	1,466,183
Stryker Corp.	4,390	1,157,731
Thermo Fisher Scientific, Inc.	2,283	1,304,347
Total Healthcare - Products		5,081,682

Household Products/Wares – 3.5%
Church & Dwight Co., Inc.	12,203	1,007,602

Insurance – 4.4%
Aflac, Inc.	24,123	1,257,532

Machinery - Diversified – 4.9%
Middleby Corp. (The)*(a)	8,211	1,400,058

Media – 7.8%
FactSet Research Systems, Inc.	3,198	1,262,507
Walt Disney Co. (The)*	5,802	981,524
Total Media		2,244,031

Packaging & Containers – 3.8%
Silgan Holdings, Inc.	28,746	1,102,697

Pharmaceuticals – 4.4%
Zoetis, Inc.	6,463	1,254,727

Retail – 3.3%
Ross Stores, Inc.	8,664	943,076

Software – 14.3%
ANSYS, Inc.*	2,894	985,262
Broadridge Financial Solutions, Inc.	6,967	1,160,981
Cerner Corp.	13,612	959,918
Fiserv, Inc.*	9,370	1,016,645
Total Software		4,122,806

Total Common Stocks
(Cost $20,380,144)		28,435,381

MONEY MARKET FUND – 1.2%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 0.01%(b) (Cost $334,045)	334,045	334,045

Total Investments – 100.1%
(Cost $20,714,189)		28,769,426
Liabilities in Excess of Other Assets – (0.1%)		(27,641)
Net Assets – 100.0%		$28,741,785

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $1,251,032; the aggregate market value of the collateral held by the fund is $1,302,732. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $1,302,732.
(b)	Rate shown reflects the 7-day yield as of September 30, 2021.

ADVISORSHARES FOCUSED EQUITY ETF

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Fair Value Measurements

The following is a summary of the inputs used, as of September 30, 2021, in valuing the Fund's assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$28,435,381	$–	$–	$28,435,381
Money Market Fund	334,045	–	–	334,045
Total	$28,769,426	$–	$–	$28,769,426

SUMMARY OF SCHEDULE OF INVESTMENTS

% of
Net Assets
Aerospace/Defense	3.7%
Auto Parts & Equipment	3.3
Building Materials	4.5
Chemicals	7.8
Commercial Services	4.6
Computers	3.1
Diversified Financial Services	3.7
Food	4.1
Healthcare - Products	17.7
Household Products/Wares	3.5
Insurance	4.4
Machinery - Diversified	4.9
Media	7.8
Packaging & Containers	3.8
Pharmaceuticals	4.4
Retail	3.3
Software	14.3
Money Market Fund	1.2
Total Investments	100.1
Liabilities in Excess of Other Assets	(0.1)
Net Assets	100.0%